Summary Of Deferred Revenue Expected To Be Realized (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Accounting Policies [Abstract]
Years ending September 30, 2020	$ 94,202
2021	24,999
2022	7,288
2023	1,159
2024	118
Total	$ 127,766